EQUITY (Details Narrative)												1 Months Ended				2 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Dec. 09, 2024 USD ($) $ / shares shares	Dec. 09, 2024 CNY (¥) shares	Feb. 27, 2023 USD ($) $ / shares shares	Feb. 27, 2023 CNY (¥) shares	Aug. 26, 2021 USD ($)	Aug. 26, 2021 CNY (¥)	Jul. 23, 2021 USD ($) $ / shares shares	Jul. 23, 2021 CNY (¥) shares	Mar. 18, 2020 USD ($) $ / shares shares	Mar. 18, 2020 CNY (¥) shares	Jul. 25, 2018 USD ($) $ / shares shares	Jan. 31, 2024 USD ($) shares	Jan. 31, 2024 CNY (¥) shares	Sep. 30, 2023 USD ($) $ / shares shares	Jul. 31, 2022 shares	Nov. 30, 2024 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) shares	May 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares, shares authorized | shares																500,000,000			500,000,000
Ordinary shares, par value | $ / shares																$ 0.0001			$ 0.0001
Number of shares issued, value | $
Additional paid-in capital | $																$ (0)			$ (0)
Stockholders equity description																On October 4, 2024, the Company issued one (1) ordinary share to Appleby Global Services (Cayman) Limited, on the same day, the one (1) ordinary share was transferred from Appleby Global Services (Cayman) Limited to XXW Investment Limited.			On October 4, 2024, the Company issued one (1) ordinary share to Appleby Global Services (Cayman) Limited, on the same day, the one (1) ordinary share was transferred from Appleby Global Services (Cayman) Limited to XXW Investment Limited.
Ordinary shares, shares outstanding | shares																1			1
Ordinary shares, shares issued | shares																1			1
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued | shares																1
Number of shares issued, value | $																$ 0
Maius Pharmaceutical Co. Ltd [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares, shares authorized | shares											50,000			50,000			50,000				50,000	50,000
Ordinary shares, par value | $ / shares											$ 1.00			$ 1			$ 1				$ 1.00	$ 1
Number of shares issued, value | $																					$ 30,776	$ 46,112
Additional paid-in capital | $														$ 11,074,192			$ 13,160,402				11,074,192	11,074,192
Payments for shares transfer					$ 314,364	¥ 2,060,221
Subscription receivables | $														$ 2,969,955			$ 2,939,179				$ 2,939,179	$ 2,969,955
Ordinary shares, shares outstanding | shares														13,727			14,619				13,727	13,727
Ordinary shares, shares issued | shares														13,727			14,619				13,727	13,727
Maius Pharmaceutical Co. Ltd [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued | shares																						1,236
Number of shares issued, value | $																						$ 1,236
Maius Pharmaceutical Co. Ltd [Member] | Wong Kin Hong [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued | shares			1,236	1,236
Number of shares issued, value			$ 2,985,286	¥ 20,769,231										$ 46,197
Capital | $			1,236
Additional paid-in capital | $			$ 2,984,050
Share price | $ / shares			$ 1.00
Remaining unpaid amount | $														$ 2,939,179
Maius Pharmaceutical Co. Ltd [Member] | Wishluck Limited [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued | shares	892	892
Number of shares issued, value	$ 2,087,102	¥ 15,000,000
Capital | $	892
Additional paid-in capital | $	$ 2,086,210
Share price | $ / shares	$ 1.00
Maius Pharmaceutical Co. Ltd [Member] | GZY GROUP LIMITED [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares, par value | $ / shares											$ 1.00
Number of shares issued | shares											10,000
Number of shares issued, value | $											$ 10,000
Maius Pharmaceutical Co. Ltd [Member] | SHIMF INVESTMENT LIMITED [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares, par value | $ / shares											$ 1.00
Number of shares issued | shares											10,000
Number of shares issued, value | $											$ 10,000
Maius Pharmaceutical Co. Ltd [Member] | Depth Way Corporation [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares, par value | $ / shares											$ 1.00
Number of shares issued | shares											10,000
Number of shares issued, value | $											$ 10,000
Maius Pharmaceutical Co. Ltd [Member] | STAR SPARKLING LIMITED [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares, par value | $ / shares											$ 1.00
Number of shares issued | shares											10,000
Number of shares issued, value | $											$ 10,000
Maius Pharmaceutical Co. Ltd [Member] | Petrochemical Engineering Limited [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares, par value | $ / shares									$ 1.00
Number of shares issued | shares									1,111	1,111
Number of shares issued, value									$ 1,419,507	¥ 10,000,000
Capital | $									1,111
Additional paid-in capital | $									$ 1,418,396
Maius Pharmaceutical Co. Ltd [Member] | Wishluck Limited [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares, par value | $ / shares							$ 1.00
Number of shares issued | shares							556	556
Number of shares issued, value							$ 1,543,234	¥ 10,000,000
Capital | $							556
Additional paid-in capital | $							$ 1,542,678
Maius Pharmaceutical Co. Ltd [Member] | ELITE RAINBOW LIMITED [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued | shares			824	824								824	824
Number of shares issued, value			$ 30,741									$ 1,990,191	¥ 13,846,154
Capital | $			824
Additional paid-in capital | $			$ 29,917
Share price | $ / shares			$ 1.00
Consultant fees | $												30,741
Payments to financial advisor | $												$ 1,959,450
DT Cloud Acquisition Corporation [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares, shares authorized | shares																	500,000,000			500,000,000			500,000,000
Ordinary shares, par value | $ / shares																	$ 0.0001			$ 0.0001			$ 0.0001
Number of shares issued | shares															1,725,000
Number of shares issued, value | $																		$ 66,023,894		$ 66,023,894
Additional paid-in capital | $																							$ 24,827
Ordinary shares, shares outstanding | shares																	2,063,000			2,063,000			1,725,000
Common stock rights																	Each holder of a right will receive one-seventh (1/7) ordinary share upon consummation of a Business Combination, even if the holder of such right redeemed all shares held by it in connection with a Business Combination. No fractional shares will be issued upon exchange of the rights.			Each holder of a right will receive one-seventh (1/7) ordinary share upon consummation of a Business Combination, even if the holder of such right redeemed all shares held by it in connection with a Business Combination. No fractional shares will be issued upon exchange of the rights
Ordinary shares, shares issued | shares																	2,063,000			2,063,000			1,725,000
Temporary equity, shares issued | shares																	5,031,633			6,900,000			0
Temporary equity, shares outstanding | shares																	5,031,633			6,900,000			0
DT Cloud Acquisition Corporation [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares, shares authorized | shares																	500,000,000			500,000,000
Ordinary shares, par value | $ / shares																	$ 0.0001			$ 0.0001
Number of shares issued | shares																		6,900,000		6,900,000
Number of shares issued, value | $																		$ 690		$ 690
Ordinary shares, shares outstanding | shares																	2,063,000			2,063,000			1,725,000
Common stock rights																	Holders of the Company’s ordinary shares are entitled to one vote for each share.			Holders of the Company’s ordinary shares are entitled to one vote for each share
Ordinary shares, shares issued | shares																	2,063,000			2,063,000			1,725,000